Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (156,159)	$ (3,516,914)
Adjustments for items not affecting cash:
Depreciation and amortization	201,635	227,319
Share-based compensation	430,356	1,120,299
Net gain from disposal of fixed assets	(665,389)	(477,115)
Gain from settlement of student-deposit refunds with Renda	(1,200,000)
Deferred income tax expense	78,001	(118,266)
Changes in operating assets and liabilities
Accounts receivable and other receivable	(85,400)	(139,617)
Prepaid expenses	751,507	(6,300,508)
Operating lease – lease liabilities and right of use assets	90,190	(14,734)
Inventory	3,739	(3,845)
Accounts payable & accrued liabilities	1,238,366	589,942
Deferred revenue	(3,338,565)	(1,430,090)
Income tax receivable	356,862	(4,990)
Net cash used in operating activities	(2,294,857)	(10,068,519)
Cash Flows from Investing Activities:
Purchase of property and equipment		(8,398)
Proceeds from sale of fixed assets	1,498,000	757,115
Net cash provided from investing activities	1,498,000	748,717
Cash Flows from Financing Activities:
Long term investment received for Gilmore		3,737,728
Share issuances, net of issuance costs		800,000
Proceeds borrowed from third party		409,956
Net cash provided from financing activities		4,947,684
Effect of exchange rate changes on cash and cash equivalents	(18,844)	(7,690)
Net decrease in cash, cash equivalents	(815,701)	(4,379,808)
Cash and cash equivalents and restricted cash, beginning of year	1,488,754	5,305,551
Cash and cash equivalents and restricted cash, end of period	673,053	925,743
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Income taxes paid		$ 40,230